FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Summary of the net gain (loss) on changes in fair value related to warrants

The following table summarizes the net gain (loss) on changes in fair value (in thousands) related to the Public and Private Warrants:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Public Warrants	$(27,180)	$(17,920)
Private Warrants	15,307	(5,573)
Net loss on changes in fair value	$(11,873)	$(23,493)

Summary of the valuation of financial instruments

The following tables summarize the valuation of our financial instruments (in thousands):

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2021
Cash and cash equivalents	$244,016	$244,016	$—	$—
Public Warrants	—	—	—	—
Private Warrants	485	—	—	485

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2020
Cash and cash equivalents	$629,761	$629,761	$—	$—
Public Warrants	57,515	57,515	—	—
Private Warrants	43,877	—	—	43,877

Schedule of gain (loss) in fair value recognized in earnings

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2021
Cash and cash equivalents	$244,016	$244,016	$—	$—
Public Warrants	—	—	—	—
Private Warrants	485	—	—	485

	Total	Quoted prices in active markets (Level 1)	Prices with observable inputs (Level 2)	Prices with unobservable inputs (Level 3)
December 31, 2020
Cash and cash equivalents	$629,761	$629,761	$—	$—
Public Warrants	57,515	57,515	—	—
Private Warrants	43,877	—	—	43,877